Ordinary Shares	6 Months Ended
Jun. 30, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

13. Ordinary shares

The Company was incorporated in the Cayman Islands in August 2015 under the Cayman Islands Companies Law as an exempted company with limited liability. The Company authorized 3,500,000,000 shares with US$0.00001428571428 par value and issued 416,920,000 shares to three shareholders in exchange for RMB41 (US$6). As of June 30, 2025, the number of outstanding ordinary shares is 1,230,609,377.